Note 14 - Retirement and Pension Plans - Actuarial Assumptions to Determine the Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount rate	0.80%	1.00%	1.00%
Rate of compensation increases	2.00%	2.00%	2.00%
Expected long-term rate of return on plan assets	1.80%	1.50%	1.50%